INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 124,152	$ 115,100
Additions		9,278
Right-of-use assets	4,200	4,800
Dispositions	(6,538)	(4,258)
Fair value changes	556	(105)
Foreign currency translation and other	(2,882)	893
Fair value, end of period1	103,665	124,152
Acquisitions through business combinations, investment property	11
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	8,100	6,800
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 96,500	$ 114,800